Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Consolidated condensed statements of comprehensive income [Abstract]
Loss for the period	$ (5,973)	$ (9,842)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(19,902)	79,781
Currency translation differences	8,430	(5,134)
Tax effect	3,629	(15,863)
Net income recognized directly in equity	(7,843)	58,784
Cash flow hedges	(6,069)	12,140
Tax effect	1,517	(3,035)
Transfers to income statement	(4,552)	9,105
Other comprehensive income/(loss)	(12,395)	67,889
Total comprehensive income/(loss) for the period	(18,368)	58,047
Total comprehensive income attributable to non-controlling interests	(4,154)	(9,060)
Total comprehensive income/(loss) attributable to the Company	$ (22,522)	$ 48,987